Nationwide Life Insurance Company: • Nationwide Variable Account -II • Nationwide Variable Account -9

Prospectus supplement dated January 5, 2007 to
Prospectus dated May 1, 2006

This supplement updates certain information contained in your prospectus. Please read it and keep it with your prospectus for future reference.

1.
Effective, January 2, 2007, the “Nationwide Allocation Architect” subsection, found in the prospectus supplement dated September 27, 2006, is amended by deleting the list of models in the first paragraph and replacing them with the following:

•	Conservative
•	Moderately Conservative
•	Balanced
•	Moderate
•	Capital Appreciation
•	Moderately Aggressive; and
•	Aggressive.